Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Assets and Liabilities of VIE

Total assets and liabilities of Kalyra as of March 31, 2020 and December 31, 2019 are as follows (in thousands):

	March 31,	December 31,
	2020	2019
Cash and cash equivalents	$286	$712
Other current assets	77	21
In-process research and development	8,800	8,800
Goodwill	3,736	3,736
Other long-term assets	—	14
Accounts payable and accrued expenses	113	391
Deferred tax liability	2,463	2,463
Noncontrolling interests	$6,712	$6,821

Total assets and liabilities of Kalyra as of December 31, 2018 and 2019 are as follows (in thousands):

	December 31,
	2018	2019
Cash and cash equivalents	$1,482	$712
Other current assets	933	21
In-process research and development	8,800	8,800
Goodwill	3,736	3,736
Other long-term assets	48	14
Accounts payable and accrued expenses	1,224	391
Deferred tax liability	2,463	2,463
Noncontrolling interests	$7,536	$6,821

Reconciliation Of Equity Attributable to Noncontrolling Interest

The following is a reconciliation of equity (net assets) attributable to the noncontrolling interest (in thousands):

	March 31,	March 31,
	2020	2019
Noncontrolling interest at beginning of period	$6,821	$7,536
Net loss attributable to noncontrolling interest	(109)	(320)

Noncontrolling interest at end of period	$6,712	$7,216

The following is a reconciliation of equity (net assets) attributable to the noncontrolling interest (in thousands):

	December 31,
	2018	2019
Noncontrolling interest at beginning of period	$9,885	$7,536
Net loss attributable to noncontrolling interest	(2,365)	(715)
Issuance of VIE shares under equity incentive plan	16	—

Noncontrolling interest at end of period	$7,536	$6,821